                                                   Filed pursuant to rule 497(j)
                                                  Registration File No: 33-01575
                                                                        811-4471



                                                                    June 3, 2003





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


               Re:  Value Line Aggressive Income Trust
               File #33-1575;  811-4471
               Rule 497(j)
               ----------------------------------------


Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                                 Very truly yours,



                                                 Peter D. Lowenstein



PDL:psp